H1 Taxes	12 Months Ended
Dec. 31, 2019
Major Components Of Tax Expense Income [Abstract]
H1 Taxes

H1	Taxes

The Company’s tax expense for 2019 was SEK –6,922 (–4,813) million or 79,0% (–329.1%) of income after financial items. The tax rate may vary between years depending on business and geographical mix. Items reported for income taxes include a reasonable estimate of the impact of the material aspects of the Swedish tax rate reduction which was signed into law on June 14, 2018, on the deferred tax assets and liabilities. The law reduces the corporate income tax from 22% to 21.4% from January 1, 2019, and to 20.6% from January 1, 2021.

Income taxes recognized in the income statement
	2019	2018	2017
Current income taxes for the year	(2,564)	(5,513)	(4,168)
Current income taxes related to prior years	(2,237)	(392)	83
Deferred tax income/expense (+/–)	(2,116)	1,097	7,613
Share of taxes in joint ventures and associated companies	(5)	(5)	(3)
Tax expense/beneﬁt	(6,922)	(4,813)	3,525

A reconciliation between reported tax expense for the year and the theoretical tax expense that would arise when applying statutory tax rate in Sweden, 21.4%, on the consolidated income before taxes, is shown in the table below.

The Company has implemented IFRIC 23, which requires quarterly assessments of uncertain tax positions. Prior year tax adjustment includes uncertain tax position considerations.

Tax effects of non-deductible expenses includes the effect of the SEC and DOJ payment.

Reconciliation of Swedish income tax rate with effective tax rate
	2019		2018	1)	2017 1)
Expected tax expense at Swedish tax rate 21.4%	(1,875)		322		7,910
Effect of foreign tax rates	(419)		(773)		205
Current income taxes related to prior years	(2,237)	2)	(392)		83
Remeasurement of tax loss carry-forwards	52		113		(150)
Remeasurement of deductible temporary differences	84		33		127
Withholding tax expense 3)	(230)		(3,000)		(1,273)
Reversal of impaired withholding tax	519		—		—
Tax effect of non-deductible expenses	(3,555)		(1,130)		(2,871)
Tax effect of non-taxable income	803		722		480
Tax effect of changes in tax rates	(64)		(708)		(986)
Tax expense/beneﬁt	(6,922)		(4,813)		3,525
Effective tax rate	79.0%		(329.1%)		9.8%

1)	Swedish income tax rate was 22% in 2018 and 2017.
2)	Includes uncertain tax positions of SEK 1.5 billion.
3)	2018 and 2017 included impairment of withholding tax.

Deferred tax balances

Deferred tax assets and liabilities are derived from the balance sheet items as shown in the table below.

Tax effects of temporary differences and tax loss carry-forwards
	Deferred	Deferred	Net
	tax assets	tax liabilities	balance
2019
Intangible assets and property, plant
and equipment	1,233	1,792
Current assets	3,413	878
Post-employment beneﬁts	7,220	787
Provisions	3,592	—
Deferred tax credits	8,424	—
Other	2,585	281
Loss carry-forwards	7,221	—
Deferred tax assets/liabilities	33,688	3,738	29,950
Netting of assets/liabilities	(2,514)	(2,514)
Deferred tax balances, net	31,174	1,224	29,950

2018
Intangible assets and property, plant
and equipment	1,182	2,125
Current assets	3,614	731
Post-employment beneﬁts	5,459	842
Provisions	4,441	—
Other	3,223	188
Loss carry-forwards	8,449	—
Deferred tax assets/liabilities	26,368	3,886	22,482
Netting of assets/liabilities	(3,216)	(3,216)
Deferred tax balances, net	23,152	670	22,482

Changes in deferred taxes, net
	2019		2018
Opening balance, net	22,482		21,062
Adjustment due to IFRS 9	—		288
Opening balance, adjusted	22,482		21,350
Recognized in net income (loss)	(2,116)		1,097
Recognized in other comprehensive income	1,423		285
Acquisitions/divestments of subsidiaries	145		(116)
Reclassiﬁcation	7,843	1)	(289)
Translation difference	173		155
Closing balance, net	29,950		22,482

1)	Reclassification of withholding tax from current tax, see also note B7, “Other current receivables.”

Tax effects reported directly in Other comprehensive income (loss) amount to SEK 1,423 (285) million, of which actuarial gains and losses related to pensions constituted SEK 1,229 (329) million.

Deferred tax assets are only recognized in countries where the Company expects to be able to generate corresponding taxable income in the future to benefit from tax reductions.

Deferred tax assets and liabilities have been adjusted for the effect of the reduction of the Swedish corporate income tax rate.

Note H1, cont’d.

Tax loss carry-forwards

Significant tax assets regarding tax loss carry-forwards are reported to the extent that realization of the related tax benefit through future taxable profits is probable also when considering the period during which these can be utilized, as describe below.

The majority of tax loss carry-forwards pertains to Sweden, the US and Germany. These countries have long or indefinite periods of utilization. Of the total SEK 7,221 (8,449) million recognized deferred tax assets related to tax loss carry-forwards, SEK 6,026 (7,006) million relates to Sweden.

Future income projections based on growth coming from a stronger market, selective market share gains and expansion of the product portfolio, support the conclusion that the deferred tax assets will be utilized in the foreseeable future.

As of December 31, 2019, the recognized tax loss carry-forwards amounted to SEK 33,744 (39,415) million. The reduction is primarily attributable to utilization of the loss carry-forward against current year’s taxable income. The tax value of the tax loss carry-forward is reported as a tax asset based on the indefinite utilization period and the expectation that the group will realize a significant taxable income to offset these loss carry-forwards.

The final years in which the recognized tax loss carry-forwards can be utilized are shown in the following table.

Tax loss carry-forwards
Year of expiration	Tax loss carry-forwards	Tax value
2020	94	29
2021	177	44
2022	320	95
2023	32	7
2024	155	45
2025 or later	32,966	7,001
Total	33,744	7,221

In addition to the table above there are tax loss carry-forwards of SEK 5,378 (4,223) million at a tax value of SEK 1,009 (773) million that have not been recognized due to judgments of the possibility they will be used against future taxable profits in the respective jurisdictions. The majority of these tax loss carry-forwards have an expiration date in excess of five years.